UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Financial Industries Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 97.9%		$759,778,604
(Cost $591,244,095)
Consumer discretionary 0.6%		4,868,327
Hotels, restaurants and leisure 0.6%
Marriott International, Inc., Class A	42,507	4,868,327
Financials 91.2%		707,540,795
Banks 56.7%
1st Source Corp.	104,874	4,761,280
Access National Corp.	79,592	1,879,167
American Business Bank (A)	91,931	3,171,620
Ameris Bancorp	219,982	8,348,317
Bank of America Corp.	963,857	27,440,999
Bank of Marin Bancorp	121,266	5,085,896
Bankinter SA	1,331,841	10,399,350
Baycom Corp. (A)	66,493	1,436,249
BOK Financial Corp.	103,423	8,595,486
Business First Bancshares, Inc.	29,742	686,148
Cadence BanCorp	188,991	3,543,581
California Bancorp, Inc. (A)	20,537	380,448
California Bancorp, Inc. (A)	22,821	433,599
Cambridge Bancorp	11,658	887,174
Chemical Financial Corp. (B)	179,772	7,992,663
Citigroup, Inc.	254,755	16,421,507
Citizens Financial Group, Inc.	643,069	21,812,900
Coastal Financial Corp. (A)	38,624	574,339
Columbia Banking System, Inc.	264,995	9,738,566
Comerica, Inc.	273,075	21,501,926
DNB ASA	434,797	7,717,308
Equity Bancshares, Inc., Class A (A)	103,981	3,301,397
Evans Bancorp, Inc.	78,789	2,757,615
First Business Financial Services, Inc.	148,579	3,066,671
First Horizon National Corp.	460,196	6,755,677
First Merchants Corp. (B)	222,317	8,143,472
Flushing Financial Corp.	222,648	4,938,333
Glacier Bancorp, Inc.	122,476	5,166,038
Heritage Commerce Corp.	258,418	3,429,207
Heritage Financial Corp.	116,649	3,613,786
JPMorgan Chase & Co.	241,850	25,031,475
KeyCorp	1,142,850	18,822,740
Level One Bancorp, Inc.	75,757	1,840,895
M&T Bank Corp.	88,369	14,540,235
MB Financial, Inc.	19,868	881,742
Nicolet Bankshares, Inc. (A)	38,411	2,100,698
Nordea Bank ABP	832,355	7,575,499
Pacific Premier Bancorp, Inc. (A)	54,699	1,627,295
PacWest Bancorp	164,189	6,336,054
Pinnacle Financial Partners, Inc.	147,275	7,918,977
Regions Financial Corp.	1,466,316	22,244,014
Southern First Bancshares, Inc. (A)	51,783	1,863,670
SunTrust Banks, Inc.	365,152	21,697,332
SVB Financial Group (A)	83,328	19,447,089
The First Bancshares, Inc.	69,185	2,242,286
The PNC Financial Services Group, Inc.	99,790	12,241,239
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
TriCo Bancshares	229,083	$8,641,011
U.S. Bancorp	426,913	21,840,869
Unicaja Banco SA (C)	3,723,190	4,367,197
Union Bankshares Corp.	233,119	7,357,236
Western Alliance Bancorp (A)	158,634	7,024,314
Zions Bancorp NA	426,837	20,313,173
Capital markets 7.3%
Ares Management Corp., Class A	585,831	12,220,435
Close Brothers Group PLC	414,090	8,076,561
E*TRADE Financial Corp.	236,288	11,025,198
KKR & Company, Inc., Class A	568,447	12,761,635
The Blackstone Group LP (B)	379,094	12,775,468
Consumer finance 5.0%
American Express Company	177,669	18,246,606
Capital One Financial Corp.	120,254	9,691,270
Discover Financial Services	164,608	11,109,394
Diversified financial services 5.2%
Berkshire Hathaway, Inc., Class B (A)	110,927	22,799,936
Eurazeo SE	85,313	6,341,047
Voya Financial, Inc.	242,123	11,241,771
Insurance 15.5%
Aon PLC	131,256	20,506,125
Arthur J. Gallagher & Company	172,307	12,873,056
Assured Guaranty, Ltd.	394,512	16,001,407
Chubb, Ltd.	94,557	12,580,809
Gjensidige Forsikring ASA	96,008	1,658,357
James River Group Holdings, Ltd.	40,525	1,563,049
Kinsale Capital Group, Inc.	204,091	11,837,278
Lincoln National Corp.	350,561	20,504,313
The Hanover Insurance Group, Inc.	95,054	10,839,958
Willis Towers Watson PLC	72,339	11,776,066
Thrifts and mortgage finance 1.5%
OP Bancorp (A)	69,328	630,885
Provident Financial Services, Inc.	227,315	5,616,954
United Community Financial Corp.	519,774	4,927,458
Information technology 2.3%		18,168,086
IT services 2.3%
EVERTEC, Inc.	124,523	3,445,551
Visa, Inc., Class A	63,188	8,531,012
WEX, Inc. (A)	38,378	6,191,523
Real estate 3.8%		29,201,396
Equity real estate investment trusts 3.2%
Nippon Prologis REIT, Inc.	2,712	5,914,562
Park Hotels & Resorts, Inc.	127,553	3,835,519
Prologis, Inc.	160,188	11,078,602
Rexford Industrial Realty, Inc.	109,931	3,693,682
Real estate management and development 0.6%
VGP NV	62,072	4,679,031

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.4%				$3,471,820
(Cost $3,670,000)
Financials 0.4%				3,471,820
Insurance 0.4%
AXA SA (C)	7.250	05-15-21	3,670,000	3,471,820

	Yield (%)	Shares	Value
Securities lending collateral 0.8%			$6,270,525
(Cost $6,269,888)
John Hancock Collateral Trust (D)	2.5450(E)	626,633	6,270,525

	Yield (%)	Maturity date	Par value^	Value
Short-term investments 2.6%				$19,943,000
(Cost $19,943,000)
U.S. Government Agency 0.3%				2,385,000
Federal Home Loan Bank Discount Note	2.260	02-01-19	2,385,000	2,385,000

	Par value^	Value
Repurchase agreement 2.3%		17,558,000
Barclays Tri-Party Repurchase Agreement dated 1-31-19 at 2.520% to be repurchased at $17,216,205 on 2-1-19, collateralized by $17,473,400 U.S. Treasury Bonds, 3.000% due 2-15-47 (valued at $17,560,543, including interest)	17,215,000	17,215,000
Repurchase Agreement with State Street Corp. dated 1-31-19 at 1.300% to be repurchased at $343,012 on 2-1-19, collateralized by $350,000 U.S. Treasury Notes, 2.625% due 6-30-23 (valued at $352,520, including interest)	343,000	343,000

Total investments (Cost $621,126,983) 101.7%	$789,463,949
Other assets and liabilities, net (1.7%)	(13,279,012)
Total net assets 100.0%	$776,184,937

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $6,117,971.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 1-31-19.
The fund had the following country composition as a percentage of net assets on 1-31-19:
United States	84.0%
United Kingdom	5.1%
Bermuda	2.2%
Spain	1.9%
Switzerland	1.6%
Norway	1.2%
France	1.2%
Finland	1.0%
Other countries	1.8%
TOTAL	100.0%
4	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	3,460,000	USD	3,974,415	Citibank N.A.	3/20/2019	$931	—
EUR	5,170,000	USD	5,941,346	Goldman Sachs International	3/20/2019	—	$(1,306)
GBP	440,000	USD	565,079	Morgan Stanley and Company International PLC	3/20/2019	13,338	—
JPY	229,990,000	USD	2,129,504	Goldman Sachs International	3/20/2019	—	(10,458)
NOK	17,930,000	USD	2,091,159	Citibank N.A.	3/20/2019	39,072	—
NOK	7,120,000	USD	839,252	State Street Bank and Trust Company	3/20/2019	6,663	—
SEK	3,380,000	USD	379,108	Goldman Sachs International	3/20/2019	—	(4,240)
SEK	8,320,000	USD	929,388	Morgan Stanley and Company International PLC	3/20/2019	—	(6,635)
USD	35,920,596	EUR	31,513,773	Goldman Sachs International	3/20/2019	—	(286,958)
USD	424,180	GBP	330,000	Goldman Sachs International	3/20/2019	—	(9,632)
USD	461,793	GBP	360,000	JPMorgan Chase Bank N.A.	3/20/2019	—	(11,457)
USD	7,815,343	GBP	5,990,000	Morgan Stanley and Company International PLC	3/20/2019	—	(59,009)
USD	7,824,816	JPY	880,770,000	Goldman Sachs International	3/20/2019	—	(290,288)
USD	12,058,575	NOK	101,760,000	Citibank N.A.	3/20/2019	—	(31,351)
USD	348,315	NOK	2,970,000	State Street Bank and Trust Company	3/20/2019	—	(4,546)
USD	412,458	SEK	3,660,000	Goldman Sachs International	3/20/2019	6,535	—
USD	8,592,079	SEK	77,130,000	Morgan Stanley and Company International PLC	3/20/2019	37,759	—
						$104,298	$(715,880)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary
Hotels, restaurants and leisure	$4,868,327	$4,868,327	—	—
Financials
Banks	439,935,759	409,495,957	$30,439,802	—
Capital markets	56,859,297	48,782,736	8,076,561	—
Consumer finance	39,047,270	39,047,270	—	—
Diversified financial services	40,382,754	34,041,707	6,341,047	—
Insurance	120,140,418	118,482,061	1,658,357	—
Thrifts and mortgage finance	11,175,297	11,175,297	—	—
Information technology
IT services	18,168,086	18,168,086	—	—
Real estate
Equity real estate investment trusts	24,522,365	18,607,803	5,914,562	—
Real estate management and development	4,679,031	—	4,679,031	—
Convertible bonds	3,471,820	—	3,471,820	—

       6

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Securities lending collateral	6,270,525	6,270,525	—	—
Short-term investments	19,943,000	—	19,943,000	—
Total investments in securities	$789,463,949	$708,939,769	$80,524,180	—
Derivatives:
Assets
Forward foreign currency contracts	$104,298	—	$104,298	—
Liabilities
Forward foreign currency contracts	(715,880)	—	(715,880)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	1,803,555	3,812,763	(4,989,685)	626,633	—	—	($3,012)	$4,085	$6,270,525

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	70Q1	01/19
This report is for the information of the shareholders of John Hancock Financial Industries Fund.		3/19

John Hancock

Regional Bank Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 99.0%		$2,130,786,084
(Cost $1,606,338,616)
Financials 99.0%		2,130,786,084
Banks 93.7%
1st Source Corp.	232,254	10,544,332
Access National Corp.	340,469	8,038,473
American Business Bank (A)	184,760	6,374,220
Ameris Bancorp	613,370	23,277,392
Atlantic Capital Bancshares, Inc. (A)	440,035	7,955,833
Bank of America Corp.	2,460,363	70,046,535
Bank of Commerce Holdings	223,164	2,385,623
Bank of Hawaii Corp.	292,755	22,638,744
Bank of Marin Bancorp	227,275	9,531,914
Bar Harbor Bankshares	288,425	6,902,010
Baycom Corp. (A)	200,662	4,334,299
BB&T Corp.	1,337,470	65,268,536
Berkshire Hills Bancorp, Inc.	691,052	18,831,167
BOK Financial Corp.	380,375	31,612,966
Bryn Mawr Bank Corp.	508,695	18,816,628
Business First Bancshares, Inc.	80,812	1,864,333
Cadence BanCorp	1,128,834	21,165,638
California Bancorp, Inc. (A)	60,262	1,116,354
California Bancorp, Inc. (A)	68,046	1,292,874
Cambridge Bancorp	21,711	1,652,207
Camden National Corp.	158,844	6,436,359
Carolina Financial Corp.	138,742	4,803,248
Chemical Financial Corp.	717,853	31,915,744
Citizens Financial Group, Inc.	2,019,994	68,518,196
City Holding Company	95,683	6,858,557
Civista Bancshares, Inc.	286,695	5,369,797
Coastal Financial Corp. (A)	116,107	1,726,511
Columbia Banking System, Inc.	726,719	26,706,923
Comerica, Inc.	863,684	68,006,478
County Bancorp, Inc.	86,578	1,481,350
Cullen/Frost Bankers, Inc.	463,451	45,084,513
DNB Financial Corp.	30,227	1,111,749
Eagle Bancorp Montana, Inc.	145,598	2,603,292
East West Bancorp, Inc.	467,652	23,532,249
Equity Bancshares, Inc., Class A (A)	308,452	9,793,351
Evans Bancorp, Inc.	125,899	4,406,465
Fifth Third Bancorp	963,373	25,837,664
First Bancorp, Inc.	142,186	3,678,352
First Business Financial Services, Inc.	196,522	4,056,214
First Citizens BancShares, Inc., Class A	24,289	9,898,496
First Community Corp.	223,238	4,576,379
First Financial Bancorp	969,049	25,515,060
First Hawaiian, Inc.	978,274	25,170,990
First Horizon National Corp.	2,203,684	32,350,081
First Merchants Corp.	505,293	18,508,883
First Mid-Illinois Bancshares, Inc.	85,631	2,789,858
Flushing Financial Corp.	279,421	6,197,558
FNB Corp.	1,660,392	19,343,567
German American Bancorp, Inc.	281,258	8,226,797
Glacier Bancorp, Inc.	396,233	16,713,108
2	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Great Southern Bancorp, Inc.	108,884	$5,807,873
Great Western Bancorp, Inc.	532,635	18,796,689
Hancock Whitney Corp.	845,492	34,732,811
Heritage Commerce Corp.	993,312	13,181,250
Heritage Financial Corp.	286,817	8,885,591
Horizon Bancorp, Inc.	975,258	15,740,664
Howard Bancorp, Inc. (A)	432,054	5,543,253
Huntington Bancshares, Inc.	3,275,399	43,366,283
Independent Bank Corp. (MA)	447,539	35,704,661
Independent Bank Corp. (MI)	207,730	4,603,297
JPMorgan Chase & Co.	524,228	54,257,598
KeyCorp	4,087,393	67,319,363
Level One Bancorp, Inc.	193,489	4,701,783
M&T Bank Corp.	410,635	67,565,883
Mackinac Financial Corp.	318,194	5,011,556
MB Financial, Inc.	958,256	42,527,401
MidWestOne Financial Group, Inc.	133,518	3,699,784
MutualFirst Financial, Inc.	186,089	5,396,581
National Commerce Corp. (A)	155,309	6,323,406
Nicolet Bankshares, Inc. (A)	112,894	6,174,173
Northrim BanCorp, Inc.	114,893	3,806,405
Old National Bancorp	1,907,067	30,780,061
Old Second Bancorp, Inc.	622,217	8,729,705
Pacific Premier Bancorp, Inc. (A)	642,774	19,122,527
PacWest Bancorp	596,892	23,034,062
Park National Corp.	182,938	17,199,831
Peoples Bancorp, Inc.	255,874	8,187,968
Pinnacle Financial Partners, Inc.	909,038	48,878,973
Presidio Bank (A)	137,903	3,447,575
QCR Holdings, Inc.	132,642	4,544,315
Regions Financial Corp.	4,090,419	62,051,656
Renasant Corp.	482,306	17,131,509
SB Financial Group, Inc.	62,321	1,141,721
SBT Bancorp, Inc.	50,985	1,803,339
Shore Bancshares, Inc.	246,684	3,675,592
South State Corp.	281,491	18,676,928
Southern First Bancshares, Inc. (A)	216,521	7,792,591
Stock Yards Bancorp, Inc.	363,908	12,580,300
SunTrust Banks, Inc.	1,204,294	71,559,145
SVB Financial Group (A)	192,089	44,829,731
Synovus Financial Corp.	832,321	29,480,810
The Community Financial Corp.	81,313	2,402,799
The First Bancshares, Inc.	174,541	5,656,874
The First of Long Island Corp.	77,802	1,612,057
The PNC Financial Services Group, Inc.	439,883	53,960,448
Towne Bank	213,898	5,552,792
TriCo Bancshares	638,026	24,066,341
U.S. Bancorp	1,051,806	53,810,395
Union Bankshares Corp.	537,279	16,956,525
United Bankshares, Inc.	399,499	14,130,280
Washington Trust Bancorp, Inc.	280,855	14,615,694
Western Alliance Bancorp (A)	795,472	35,223,500
Zions Bancorp NA	1,182,397	56,270,273
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

	Shares	Value
Financials (continued)
Consumer finance 1.3%
Capital One Financial Corp.	336,049	$27,082,189
Thrifts and mortgage finance 4.0%
Citizens Community Bancorp, Inc.	314,070	3,690,323
First Defiance Financial Corp.	524,911	14,791,992
OP Bancorp (A)	186,109	1,693,592
Provident Financial Holdings, Inc.	168,339	2,861,763
Provident Financial Services, Inc.	321,029	7,932,627
Southern Missouri Bancorp, Inc.	304,026	10,704,755
United Community Financial Corp.	1,089,593	10,329,342
Westbury Bancorp, Inc. (A)	139,790	2,900,643

WSFS Financial Corp.	755,949	31,878,369
Preferred securities 0.1%		$2,259,803
(Cost $1,378,896)
Financials 0.1%		2,259,803
Banks 0.1%
SB Financial Group, Inc., 6.500%	124,900	2,259,803

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.0%				$619,279
(Cost $609,000)
Financials 0.0%				619,279
Banks 0.0%
Old Second Bancorp, Inc. (5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750	12-31-26	609,000	619,279

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.7%				$15,740,000
(Cost $15,740,000)
U.S. Government Agency 0.1%				1,882,000
Federal Home Loan Bank Discount Note	2.260	02-01-19	1,882,000	1,882,000

	Par value^	Value
Repurchase agreement 0.6%		13,858,000
Barclays Tri-Party Repurchase Agreement dated 1-31-19 at 2.520% to be repurchased at $13,587,951 on 2-1-19, collateralized by $13,791,000 U.S. Treasury Bonds, 3.000% due 2-15-47 (valued at $13,859,778, including interest)	13,587,000	13,587,000
Repurchase Agreement with State Street Corp. dated 1-31-19 at 1.300% to be repurchased at $271,010 on 2-1-19, collateralized by $275,000 U.S. Treasury Notes, 2.625% due 6-30-23 (valued at $276,980, including interest)	271,000	271,000

Total investments (Cost $1,624,066,512) 99.8%	$2,149,405,166
Other assets and liabilities, net 0.2%	4,400,370
Total net assets 100.0%	$2,153,805,536

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials
Banks	$2,016,920,489	$2,015,804,135	$1,116,354	—
Consumer finance	27,082,189	27,082,189	—	—
Thrifts and mortgage finance	86,783,406	86,783,406	—	—
Preferred securities	2,259,803	—	2,259,803	—
Corporate bonds	619,279	—	619,279	—
Short-term investments	15,740,000	—	15,740,000	—
Total investments in securities	$2,149,405,166	$2,129,669,730	$19,735,436	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	01Q1	01/19
This report is for the information of the shareholders of John Hancock Regional Bank Fund.		3/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 20, 2019